LEASES - Other Quantitative Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 2,953	$ 2,847	$ 3,173
Operating cash flows from finance leases	1,813	1,056	0
Financing cash flows from finance leases	$ 1,926	$ 1,777	$ 2,224